Financial Instruments - Summary of Categories of Financial Assets and Liabilities Measured at Fair Value (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	₨ 213,087	$ 2,826	₨ 246,063
At fair value [member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	76,279	1,012	68,163
At fair value [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	178,055	2,363	264,575
Financial liabilities	6,581	88	16,134
At fair value [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	607	8	916
Financial liabilities	2,472	33	1,953
At fair value [member] | Short term investment [member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	75,975	1,008	67,122
At fair value [member] | Short term investment [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	170,602	2,263	213,813
At fair value [member] | Short term investment [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	500	7	809
At fair value [member] | Derivatives used for hedging [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives designated as hedging instruments - Derivatives financial assets	4,187	56	476
Financial assets	2,760	37	302
Derivatives designated as hedging instruments - Derivatives financial liabilities	947	13	70
Financial liabilities	464	6	5,429
At fair value [member] | Financial assets available-for-sale, category [member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial asset investments held at fair value	304	4	1,041
At fair value [member] | Financial assets available-for-sale, category [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			47,717
At fair value [member] | Financial assets available-for-sale, category [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial asset investments held at fair value	107	1	107
At fair value [member] | Trade and other payable [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,472	33	1,953
At fair value [member] | Trade Payables [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,170	69	10,635
At fair value [member] | Trade and Other Receivable [Member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	₨ 506	$ 7	₨ 2,267